Income Tax - Schedule of Deferred Taxes (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of income tax [abstract]
Net amount at October 1 / May 1	€ (78,185)		€ (88,261)	€ (79,047)
Net amount at October 1 / May 1	6,747	€ 193
thereof deferred tax assets	21,790	16,401	4,590
thereof deferred tax liabilities	78,185	16,208	92,851	79,047
thereof deferred tax liabilities		15,043
Taxes charged to income statement	7,577	(5,860)	27,781	(2,923)
Exchange differences	(6,715)	(694)	(6,249)	12,137
Net amount at September 30	(79,047)	(78,185)	(109,794)	(88,261)
Net amount at September 30		6,747
thereof deferred tax assets		21,790		4,590
thereof deferred tax liabilities	€ 79,047	€ 78,185	€ 109,794	€ 92,851